Supplemental Condensed Combining Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the year ended December 31, 2016
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Revenue	$-	$-	$1.930.408	$-	$19.269.789	$(3.289.410)	$17.910.787
Cost of revenue	-	-	1.218.268	-	14.162.753	(3.249.876)	12.131.145
Gross profit	-	-	712.140	-	5.107.036	(39.534)	5.779.642
Operating (income) expenses:
Selling, general and administrative(1)	-	150.457	225.873	23.507	2.557.983	21.935	2.979.755
Research and development	-	-	90.490	-	72.598	(724)	162.364
Operating income (loss)	-	(150.457)	395.777	(23.507)	2.476.455	(60.745)	2.637.523
Other (income) expense:
Interest, net	(7.152)	181.102	(3.925)	235.053	455	-	405.533
Other, net	-	(1.631.682)	299.545	(1.006.195)	-	2.338.332	-
Income (loss) before income taxes	7.152	1.300.123	100.157	747.635	2.476.000	(2.399.077)	2.231.990
Income tax expense (benefit)	2.625	56.856	118.090	(102.002)	909.834	(302.264)	683.139
Net income (loss)	4.527	1.243.267	(17.933)	849.637	1.566.166	(2.096.813)	1.548.851
Net income attributable to noncontrolling interests	-	-	-	-	305.584	-	305.584
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4.527	$1.243.267	$(17.933)	$849.637	$1.260.582	$(2.096.813)	$1.243.267

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the year ended December 31, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Revenue	$-	$-	$1.870.515	$-	$17.938.856	$(3.071.789)	$16.737.582
Cost of revenue	-	-	1.192.256	-	13.279.090	(3.064.927)	11.406.419
Gross profit	-	-	678.259	-	4.659.766	(6.862)	5.331.163
Operating (income) expenses:
Selling, general and administrative(1)	-	183.650	255.184	190.544	2.256.333	(21.582)	2.864.129
Research and development	-	-	75.661	-	64.641	-	140.302
Operating income (loss)	-	(183.650)	347.414	(190.544)	2.338.792	14.720	2.326.732
Other (income) expense:
Interest, net	(6.993)	200.596	(3.706)	227.381	(25.829)	11	391.460
Other, net	-	(1.437.029)	208.835	(844.301)	-	2.072.495	-
Income (loss) before income taxes	6.993	1.052.783	142.285	426.376	2.364.621	(2.057.786)	1.935.272
Income tax expense (benefit)	2.584	23.338	120.728	(164.871)	880.073	(239.729)	622.123
Net income (loss)	4.409	1.029.445	21.557	591.247	1.484.548	(1.818.057)	1.313.149
Net income attributable to noncontrolling interests	-	-	-	-	283.704	-	283.704
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4.409	$1.029.445	$21.557	$591.247	$1.200.844	$(1.818.057)	$1.029.445

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the year ended December 31, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Revenue	$-	$-	$2.211.756	$-	$17.159.641	$(3.539.784)	$15.831.613
Cost of revenue	-	-	1.395.295	-	12.929.889	(3.489.417)	10.835.767
Gross profit	-	-	816.461	-	4.229.752	(50.367)	4.995.846
Operating (income) expenses:
Selling, general and administrative (1)	-	234.170	198.789	147.203	2.046.499	(7.462)	2.619.199
Research and development	-	-	74.338	-	47.776	-	122.114
Operating income (loss)	-	(234.170)	543.334	(147.203)	2.135.477	(42.905)	2.254.533
Other (income) expense:
Interest, net	(6.930)	238.554	(5.029)	198.726	(14.181)	(13)	411.127
Other, net	-	(1.555.399)	382.870	(771.567)	-	1.944.096	-
Income (loss) before income taxes	6.930	1.082.675	165.493	425.638	2.149.658	(1.986.988)	1.843.406
Income tax expense (benefit)	2.524	37.409	150.268	(136.469)	832.919	(303.053)	583.598
Net income (loss)	4.406	1.045.266	15.225	562.107	1.316.739	(1.683.935)	1.259.808
Net income attributable to noncontrolling interests	-	-	-	-	214.542	-	214.542
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4.406	$1.045.266	$15.225	$562.107	$1.102.197	$(1.683.935)	$1.045.266

(1) Selling, general and administrative is presented net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At December 31, 2016
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$38.207	$988	$-	$1.012.927	$(304.889)	$747.233
Trade accounts receivable, less allowance for doubtful accounts	-	-	152.040	-	3.372.856	(638)	3.524.258
Accounts receivable from related parties	1.266.328	1.867.405	994.691	2.344.048	4.124.502	(10.376.177)	220.797
Inventories	-	-	238.215	-	1.353.960	(182.341)	1.409.834
Prepaid expenses and other current assets	-	80.201	49.939	183	1.238.146	43.364	1.411.833
Total current assets	1.266.328	1.985.813	1.435.873	2.344.231	11.102.391	(10.820.681)	7.313.955

Property, plant and equipment, net	-	649	274.042	-	3.601.302	(102.780)	3.773.213
Intangible assets	-	657	44.528	-	796.804	5.209	847.198
Goodwill	-	-	52.908	-	13.613.538	-	13.666.446
Deferred taxes	-	105.601	49.495	-	166.127	(118.385)	202.838
Other assets and notes receivables (1)	-	14.297.824	36.194	14.515.756	7.471.030	(35.190.512)	1.130.292
Total assets	$1.266.328	$16.390.544	$1.893.040	$16.859.987	$36.751.192	$(46.227.149)	$26.933.942

Current liabilities:
Accounts payable	$-	$1.275	$25.315	$-	$580.104	$-	$606.694
Accounts payable to related parties	-	361.658	808.527	1.672.266	6.761.341	(9.325.437)	278.355
Accrued expenses and other current liabilities	29.771	39.189	126.974	150.676	2.309.043	(2.468)	2.653.185
Short-term borrowings	-	844.800	-	-	100.788	(343.094)	602.494
Short-term borrowings from related parties	-	1.310.482	-	-	-	(1.307.320)	3.162
Current portion of long-term debt and capital lease obligations	502.671	25.298	1.284	200.000	34.145	-	763.398
Income tax payable	-	10.410	-	-	119.599	-	130.009
Total current liabilities	532.442	2.593.112	962.100	2.022.942	9.905.020	(10.978.319)	5.037.297

Long term debt and capital lease obligations, less current portion	650.000	628.551	4.563	1.896.451	6.423.443	(2.400.463)	7.202.545
Long term borrowings from related parties	-	2.204.248	-	3.246.515	-	(5.450.763)	-
Other liabilities	-	102.595	3.862	410.454	103.597	38.334	658.842
Pension liabilities	-	20.090	381.788	-	175.137	(36.748)	540.267
Income tax payable	976	33.226	-	-	(2.368)	92.742	124.576
Deferred taxes	-	-	-	-	703.018	(30.751)	672.267
Total liabilities	1.183.418	5.581.822	1.352.313	7.576.362	17.307.847	(18.765.968)	14.235.794

Noncontrolling interests subject to put provisions and other temporary equity	-	-	-	-	1.241.088	-	1.241.088
Total FMC-AG & Co. KGaA shareholders' equity	82.910	10.808.722	540.727	9.283.625	17.553.919	(27.461.181)	10.808.722
Noncontrolling interests not subject to put provisions	-	-	-	-	648.338	-	648.338
Total equity	82.910	10.808.722	540.727	9.283.625	18.202.257	(27.461.181)	11.457.060
Total liabilities and equity	$1.266.328	$16.390.544	$1.893.040	$16.859.987	$36.751.192	$(46.227.149)	$26.933.942

(1) Other assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$2	$448	$5.055	$-	$544.443	$(448)	$549.500
Trade accounts receivable, less allowance for doubtful accounts	-	-	144.105	-	3.140.355	736	3.285.196
Accounts receivable from related parties	1.266.557	985.449	682.359	2.434.976	4.002.451	(9.153.507)	218.285
Inventories	-	-	233.012	-	1.256.252	(148.513)	1.340.751
Prepaid expenses and other current assets	-	91.902	60.024	983	1.186.883	34.923	1.374.715
Total current assets	1.266.559	1.077.799	1.124.555	2.435.959	10.130.384	(9.266.809)	6.768.447

Property, plant and equipment, net	-	595	267.926	-	3.260.604	(103.551)	3.425.574
Intangible assets	-	1.653	51.593	-	777.319	(76)	830.489
Goodwill	-	-	49.599	-	12.983.151	-	13.032.750
Deferred taxes	-	91.392	27.626	-	221.211	(151.396)	188.833
Other assets and notes receivables (1)	-	13.950.467	43.452	13.256.088	6.372.300	(32.503.146)	1.119.161
Total assets	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

Current liabilities:
Accounts payable	$-	$7.233	$22.914	$-	$597.681	$-	$627.828
Accounts payable to related parties	-	277.986	497.410	1.668.390	5.386.272	(7.677.035)	153.023
Accrued expenses and other current liabilities	29.771	61.216	118.047	15.527	2.285.939	(7.363)	2.503.137
Short-term borrowings	-	-	-	-	109.700	(448)	109.252
Short-term borrowings from related parties	-	1.757.402	-	-	-	(1.738.350)	19.052
Current portion of long-term debt and capital lease obligations	-	25.228	-	200.000	439.107	-	664.335
Income tax payable	-	20.898	-	-	51.921	-	72.819
Total current liabilities	29.771	2.149.963	638.371	1.883.917	8.870.620	(9.423.196)	4.149.446

Long term debt and capital lease obligations, less current portion	1.157.603	663.515	-	2.113.544	6.657.108	(2.738.283)	7.853.487
Long term borrowings from related parties	-	2.276.600	-	2.680.741	-	(4.957.341)	-
Other liabilities	-	117.444	1.612	488.142	(176.998)	35.425	465.625
Pension liabilities	-	15.342	315.171	-	284.589	(29.774)	585.328
Income tax payable	801	11.900	-	-	22.060	127.739	162.500
Deferred taxes	-	-	-	-	693.815	(69.315)	624.500
Total liabilities	1.188.175	5.234.764	955.154	7.166.344	16.351.194	(17.054.745)	13.840.886

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	1.028.368	-	1.028.368
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-
Total FMC-AG & Co. KGaA shareholders' equity	78.384	9.887.142	609.597	8.290.562	15.991.690	(24.970.233)	9.887.142
Noncontrolling interests not subject to put provisions	-	-	-	-	608.858	-	608.858
Total equity	78.384	9.887.142	609.597	8.290.562	16.600.548	(24.970.233)	10.496.000
Total liabilities and equity	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

(1) Other assets and notes receivables are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the year ended December 31, 2016
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$4.527	$1.243.267	$(17.933)	$849.637	$1.566.166	$(2.096.813)	$1.548.851
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(393.220)	-	(1.006.195)	-	1.399.415	-
Depreciation and amortization	-	1.251	66.502	-	738.307	(30.115)	775.945
Change in deferred taxes, net	-	(26.327)	(8.431)	-	37.690	(8.560)	(5.628)
(Gain) loss on sale of fixed assets and investments	-	(346)	3.148	-	(5.119)	-	(2.317)
(Gain) loss on investments	-	(67.509)	5.728	-	-	61.781	-
(Write Up) write-off loans from related parties	-	33.940	2.113	-	-	(36.053)	-
Compensation expense related to stock options	-	25.691	-	-	4.485	-	30.176
Investments in equity method investees, net	-	-	-	-	(58.608)	-	(58.608)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13.141)	-	(230.566)	1.418	(242.289)
Inventories	-	-	(8.889)	-	(94.250)	36.471	(66.668)
Prepaid expenses and other current and non-current assets	-	60.145	10.466	106.963	(156.916)	33.093	53.751
Accounts receivable from / payable to related parties	(28)	(1.083.344)	7.812	150.463	274.202	705.103	54.208
Accounts payable, accrued expenses and other current and non-current liabilities	-	(35.530)	44.870	2.506	34.060	(177)	45.729
Income tax payable	175	12.007	-	(102.002)	129.680	(33.128)	6.732
Net cash provided by (used in) operating activities	4.674	(229.975)	92.245	1.372	2.239.131	32.435	2.139.882

Investing Activities:
Purchases of property, plant and equipment	-	(383)	(68.659)	-	(994.311)	33.361	(1.029.992)
Proceeds from sale of property, plant and equipment	-	86	546	-	17.030	-	17.662
Disbursement of loans to related parties	-	104.036	-	365.016	-	(469.052)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(148.005)	(885)	(200)	(576.467)	147.976	(577.581)
Proceeds from divestitures	-	80.115	-	-	192.267	(61.798)	210.584
Net cash provided by (used in) investing activities	-	35.849	(68.998)	364.816	(1.361.481)	(349.513)	(1.379.327)

Financing Activities:
Short-term debt, net	-	486.259	(27.900)	-	380.832	(343.094)	496.097
Long-term debt and capital lease obligations, net	(4.676)	(26.566)	552	241.012	(1.409.956)	469.052	(730.582)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	124.000	-	124.000
Proceeds from exercise of stock options	-	44.018	-	-	5.047	-	49.065
Dividends paid	-	(277.176)	-	-	(20.786)	20.786	(277.176)
Capital increase (decrease)	-	-	-	(607.200)	741.307	(134.107)	-
Distributions to noncontrolling interest	-	-	-	-	(325.762)	-	(325.762)
Contributions from noncontrolling interest	-	-	-	-	79.597	-	79.597
Net cash provided by (used in) financing activities	(4.676)	226.535	(27.348)	(366.188)	(425.721)	12.637	(584.761)

Effect of exchange rate changes on cash and cash equivalents	-	5.350	34	-	16.555	-	21.939
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(2)	37.759	(4.067)	-	468.484	(304.441)	197.733
Cash and cash equivalents at beginning of period	2	448	5.055	-	544.443	(448)	549.500
Cash and cash equivalents at end of period	$0	$38.207	$988	$-	$1.012.927	$(304.889)	$747.233

	For the year ended December 31, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$4.409	$1.029.445	$21.557	$591.247	$1.484.548	$(1.818.057)	$1.313.149
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(1.026.063)	-	(844.301)	-	1.870.364	-
Depreciation and amortization	-	611	52.242	-	698.483	(34.014)	717.322
Change in deferred taxes, net	-	(28.642)	(1.997)	-	(2.415)	(12.398)	(45.452)
(Gain) loss on sale of fixed assets and investments	-	(65.480)	880	-	(3.157)	65.439	(2.318)
(Gain) loss on investments	-	49.283	-	-	-	(49.283)	-
(Write Up) write-off loans from related parties	-	(6.306)	50.344	-	-	(44.038)	-
Compensation expense related to stock options	-	6.583	-	-	5.740	-	12.323
Investments in equity method investees, net	-	5.535	-	-	(23.311)	-	(17.776)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	1.307	-	(332.939)	672	(330.960)
Inventories	-	-	(26.250)	-	(283.906)	9.147	(301.009)
Prepaid expenses and other current and non-current assets	-	5.090	(33.404)	193.867	(117.604)	48	47.997
Accounts receivable from / payable to related parties	(12)	593.823	(90.143)	185.216	(621.180)	(40.796)	26.908
Accounts payable, accrued expenses and other current and non-current liabilities	-	18.756	20.310	4.370	505.793	(274)	548.955
Income tax payable	164	10.853	-	(164.871)	128.319	16.443	(9.092)
Net cash provided by (used in) operating activities	4.561	593.488	(5.154)	(34.472)	1.438.371	(36.747)	1.960.047

Investing Activities:
Purchases of property, plant and equipment	-	(341)	(80.824)	-	(904.256)	32.478	(952.943)
Proceeds from sale of property, plant and equipment	-	57	(555)	-	17.906	-	17.408
Disbursement of loans to related parties	-	(301.245)	-	312.278	-	(11.033)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(90.112)	(891)	-	(270.693)	44.886	(316.810)
Proceeds from divestitures	-	20.562	-	-	251.660	(20.562)	251.660
Net cash provided by (used in) investing activities	-	(371.079)	(82.270)	312.278	(905.383)	45.769	(1.000.685)

Financing Activities:
Short-term debt, net	-	14.534	87.346	-	(113.244)	(448)	(11.812)
Long-term debt and capital lease obligations, net	(4.560)	(50.839)	-	(277.806)	3.352	11.033	(318.820)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(290.750)	-	(290.750)
Proceeds from exercise of stock options	-	76.093	-	-	18.073	-	94.166
Dividends paid	-	(263.244)	-	-	(2.707)	2.707	(263.244)
Capital increase (decrease)	-	-	-	-	22.762	(22.762)	-
Distributions to noncontrolling interest	-	-	-	-	(284.474)	-	(284.474)
Contributions from noncontrolling interest	-	-	-	-	67.395	-	67.395
Net cash provided by (used in) financing activities	(4.560)	(223.456)	87.346	(277.806)	(579.593)	(9.470)	(1.007.539)

Effect of exchange rate changes on cash and cash equivalents	-	1.378	(589)	-	(36.967)	-	(36.178)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	331	(667)	-	(83.572)	(448)	(84.355)
Cash and cash equivalents at beginning of period	1	117	5.722	-	628.015	-	633.855
Cash and cash equivalents at end of period	$2	$448	$5.055	$-	$544.443	$(448)	$549.500

	For the year ended December 31, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$4.406	$1.045.266	$15.225	$562.107	$1.316.739	$(1.683.935)	$1.259.808
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	4.211.195	-	(771.567)	-	(3.439.628)	-
Depreciation and amortization	-	632	55.433	-	676.704	(33.441)	699.328
Change in deferred taxes, net	-	(18.444)	(2.212)	-	145.601	(11.155)	113.790
(Gain) loss on sale of fixed assets and investments	-	-	131	-	2.523	-	2.654
(Gain) loss on investments	-	13.862	986	-	-	(14.848)	-
(Write Up) write-off loans from related parties	-	67.629	7.371	-	-	(75.000)	-
Compensation expense related to stock options	-	6.307	-	-	2.200	-	8.507
Investments in equity method investees, net	-	42.087	-	-	(18.964)	-	23.123
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(33.760)	-	(123.932)	281	(157.411)
Inventories	-	-	24.166	-	(148.719)	38.795	(85.758)
Prepaid expenses and other current and non-current assets	-	20.961	10.742	149.106	(198.834)	(6.154)	(24.179)
Accounts receivable from / payable to related parties	(3)	(5.222.902)	6.481	(814.972)	948.813	5.077.605	(4.978)
Accounts payable, accrued expenses and other current and non-current liabilities	-	29.906	47.061	1.754	42.577	126	121.424
Income tax payable	(1.650)	(112.696)	-	(136.469)	146.271	9.628	(94.916)
Net cash provided by (used in) operating activities	2.753	83.803	131.624	(1.010.041)	2.790.979	(137.726)	1.861.392

Investing Activities:
Purchases of property, plant and equipment	-	(835)	(111.994)	-	(863.362)	44.564	(931.627)
Proceeds from sale of property, plant and equipment	-	-	454	-	11.219	-	11.673
Disbursement of loans to related parties	-	(163.172)	-	249.485	-	(86.313)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(273.204)	(15.168)	(1.800)	(1.773.964)	285.078	(1.779.058)
Proceeds from divestitures	-	-	-	-	8.257	-	8.257
Net cash provided by (used in) investing activities	-	(437.211)	(126.708)	247.685	(2.617.850)	243.329	(2.690.755)

Financing Activities:
Short-term debt, net	-	1.803	(2.982)	-	(28.172)	-	(29.351)
Long-term debt and capital lease obligations, net	(2.752)	540.825	-	762.356	(124.109)	86.313	1.262.633
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(9.500)	-	(9.500)
Proceeds from exercise of stock options	-	98.523	-	-	8.524	-	107.047
Dividends paid	-	(317.903)	-	-	(20.387)	20.387	(317.903)
Capital increase (decrease)	-	-	-	-	218.371	(218.371)	-
Distributions to noncontrolling interest	-	-	-	-	(250.271)	-	(250.271)
Contributions from noncontrolling interest	-	-	-	-	42.356	-	42.356
Net cash provided by (used in) financing activities	(2.752)	323.248	(2.982)	762.356	(163.188)	(111.671)	805.011
Effect of exchange rate changes on cash and cash equivalents	-	30.264	(702)	-	(54.132)	-	(24.570)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	104	1.232	-	(44.191)	(6.068)	(48.922)
Cash and cash equivalents at beginning of period	0	13	4.490	-	672.206	6.068	682.777
Cash and cash equivalents at end of period	$1	$117	$5.722	$-	$628.015	$-	$633.855

Comprehensive income statement information segregated by issuer
	For the year ended December 31, 2016
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4.527	$1.243.267	$(17.933)	$849.637	$1.566.166	$(2.096.813)	$1.548.851
Gain (loss) related to cash flow hedges	-	30.311	1.412	-	(3.928)	-	27.795
Actuarial gain (loss) on defined benefit pension plans	-	(2.686)	(39.547)	45.479	(4.710)	-	(1.464)
Gain (loss) related to foreign currency translation	-	77.047	(16.128)	-	(83.079)	23.440	1.280
Income tax (expense) benefit related to components of other comprehensive income	-	(9.501)	(12.161)	17.941	(8.053)	-	(11.774)
Other comprehensive income (loss), net of tax	-	95.171	(66.424)	63.420	(99.770)	23.440	15.837
Total comprehensive income	$4.527	$1.338.438	$(84.357)	$913.057	$1.466.396	$(2.073.373)	$1.564.688
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	304.138	304.138
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4.527	$1.338.438	$(84.357)	$913.057	$1.466.396	$(2.377.511)	$1.260.550

	For the year ended December 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4.409	$1.029.445	$21.557	$591.247	$1.484.548	$(1.818.057)	$1.313.149
Gain (loss) related to cash flow hedges	-	40.358	-	-	19.773	-	60.131
Actuarial gain (loss) on defined benefit pension plans	-	2.228	53.574	21.765	4.267	-	81.834
Gain (loss) related to foreign currency translation	-	(46.797)	(63.961)	-	(258.491)	17.124	(352.125)
Income tax (expense) benefit related to components of other comprehensive income	-	(12.251)	(15.869)	(8.586)	(6.647)	-	(43.353)
Other comprehensive income (loss), net of tax	-	(16.462)	(26.256)	13.179	(241.098)	17.124	(253.513)
Total comprehensive income	$4.409	$1.012.983	$(4.699)	$604.426	$1.243.450	$(1.800.933)	$1.059.636
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	278.743	278.743
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4.409	$1.012.983	$(4.699)	$604.426	$1.243.450	$(2.079.676)	$780.893

	For the year ended December 31, 2014
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4.406	$1.045.266	$15.225	$562.107	$1.316.739	$(1.683.935)	$1.259.808
Gain (loss) related to cash flow hedges	-	46.374	-	-	(20.827)	-	25.547
Actuarial gain (loss) on defined benefit pension plans	-	(4.788)	(85.460)	(116.240)	(8.673)	-	(215.161)
Gain (loss) related to foreign currency translation	-	20.407	(85.635)	-	(375.504)	18.943	(421.789)
Income tax (expense) benefit related to components of other comprehensive income	-	(11.873)	25.288	45.857	8.889	-	68.161
Other comprehensive income (loss), net of tax	-	50.120	(145.807)	(70.383)	(396.115)	18.943	(543.242)
Total comprehensive income	$4.406	$1.095.386	$(130.582)	$491.724	$920.624	$(1.664.992)	$716.566
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	208.456	208.456
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4.406	$1.095.386	$(130.582)	$491.724	$920.624	$(1.873.448)	$508.110